PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,042	$ 746
Accumulated depreciation	(409)	(347)
Property, plant and equipment, net	633	399
Investment Property [Member]
Property, Plant and Equipment [Line Items]
Subtotal	442	442
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	225	168
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	87	87
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	15	15
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	34	34
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 239	$ 0